Other long-term debt (Schedule of Other Long Term Debt) (Details) - USD ($)						6 Months Ended
		Feb. 28, 2017	Mar. 14, 2016	Jan. 27, 2016	Dec. 28, 2015	Jun. 30, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Total principal of other long-term debt						$ 2,032,331,528	$ 1,597,246,245
Total						2,032,331,528	1,597,246,245
Current portion of other long-term debt						(932,768,409)	(622,454,921)
Total other long-term debt						1,099,563,119	974,791,324
Land use right securing other long-term bank loan						16,026,684	91,648,575
Land use right securing long-term debt						210,804,040	250,459,922
Real estate properties held for lease securing debt						24,265,078	23,696,316
Real estate properties development completed for securing debt						$ 44,506,313	13,437,413
Changsha Xinyuan Wanzhuo Real Estate Co. Ltd [Member]
Debt Instrument [Line Items]
Equity Method Investment, Ownership Percentage						100.00%
Noncontrolling Interest, Ownership Percentage by Parent						100.00%
Ruihao Rongtong [Member]
Debt Instrument [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent						65.00%
Kent EB-5 LLC [Member]
Debt Instrument [Line Items]
Loan facility, maximum borrowing amount						$ 60,000,000
June 2019 Senior Secured Notes due on June 6, 2019 at 13% per annum [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt						$ 193,903,083	187,314,242
Maturity date						Jun. 06, 2019
Stated rate						13.00%
August 2019 Senior Secured Notes due on August 30, 2019 at 8.125% per annum [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt						$ 294,336,357	294,819,248
Maturity date						Aug. 30, 2019
Stated rate						8.125%
February 2021 Senior Secured Notes due on February 28, 2021 at 7.75% per annum [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt						$ 286,025,730
Maturity date		Feb. 28, 2021				Feb. 28, 2021
Stated rate		7.75%				7.75%
Corporate bonds due on December 28, 2020 at 7.5% per annum [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt						$ 147,091,896	143,484,912
Maturity date					Dec. 28, 2020	Dec. 28, 2020
Stated rate					7.50%	7.50%
Corporate bonds due on January 27, 2021 at 7.47% per annum [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt						$ 103,101,611	100,618,930
Maturity date				Jan. 27, 2021		Jan. 27, 2021
Stated rate				7.47%		7.47%
Corporate bonds due on March 14, 2021 at 7.09% per annum [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt						$ 73,632,132	71,860,897
Maturity date			Mar. 14, 2021			Mar. 14, 2021
Stated rate			7.09%			7.09%
Corporate bonds due on August 15, 2019 at 7.50% per annum [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt						$ 220,339,777	215,084,667
Maturity date						Aug. 15, 2019
Stated rate						7.50%
Corporate bonds due on April 7, 2020 at 8.20% per annum [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt						$ 165,874,391
Maturity date						Apr. 07, 2020
Stated rate						8.20%
Collateralized loan due on June 25, 2017 at 8.5% per annum [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[1]						43,246,360
Maturity date						Jun. 25, 2017
Stated rate						8.50%
Collateralized loan due on March 31, 2018 at 11% per annum [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt						$ 14,761,455	21,623,180
Maturity date						Mar. 31, 2018
Stated rate						11.00%
Collateralized loan due on November 6, 2018 at 8.2% per annum [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt						$ 28,046,764	23,064,725
Maturity date						Nov. 06, 2018
Stated rate						8.20%
Collateralized loan due on May 10, 2018 at 9.4% per annum [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt						$ 27,308,692	26,668,589
Maturity date						May 10, 2018
Stated rate						9.40%
Collateralized loan due on May 30, 2018 at 9.0% per annum [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[2]					$ 33,951,346	64,869,540
Maturity date						May 30, 2018
Stated rate						9.00%
Collateralized loan due on June 19, 2018 at 9.5% per annum [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[1]						50,454,087
Maturity date						Jun. 19, 2018
Stated rate						9.50%
Collateralized loan due on July 31, 2021 at 8.0% per annum [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt						$ 47,236,656	46,129,451
Maturity date						Jul. 31, 2021
Stated rate						8.00%
Collateralized loan due on August 2, 2021 at 8.0% per annum [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt						$ 5,461,738	5,333,718
Maturity date						Aug. 02, 2021
Stated rate						8.00%
Collateralized loan due on November 23, 2024 at 6.9% per annum [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt						$ 41,701,110	43,246,360
Maturity date						Nov. 23, 2024
Stated rate						6.90%
Collateralized loan due on March 18, 2020 at 7.37% per annum [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt						$ 33,951,346
Maturity date						Mar. 18, 2020
Stated rate						7.37%
Non-controlling shareholder's loan due on February 28, 2018 at 10.5% per annum [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[1]						20,614,098
Maturity date						Feb. 28, 2018
Stated rate						10.50%
Non-controlling shareholder's loan due on February 28, 2018 at 8.5% per annum [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[1]						103,719,187
Maturity date						Feb. 28, 2018
Stated rate						8.50%
Non-controlling shareholder's loan due on May 30, 2019 at 8.5% per annum [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[3]					$ 234,190,482
Maturity date						May 30, 2019
Stated rate						8.50%
Land use right securing other long-term bank loan						$ 85,962,895	0
Fortress Credit Co. LLC loan due on June 9, 2017 at 7.25% plus LIBOR per annum [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[1]						48,457,937
Maturity date						Jun. 09, 2017
Stated rate						7.25%
Kent EB-5 LLC loan due on January 23, 2020 at 5.95% per annum [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[4]					$ 10,000,000	10,000,000
Maturity date						Jan. 23, 2020
Stated rate						5.95%
Kent EB-5 LLC loan due on April 30, 2020 at 5.95% per annum [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[4]					$ 5,000,000	5,000,000
Maturity date						Apr. 30, 2020
Stated rate						5.95%
Kent EB-5 LLC loan due on June 25, 2020 at 5.95% per annum [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[4]					$ 5,000,000	5,000,000
Maturity date						Jun. 25, 2020
Stated rate						5.95%
Kent EB-5 LLC loan due on August 4, 2020 at 5.95% per annum [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[4]					$ 5,000,000	5,000,000
Maturity date						Aug. 04, 2020
Stated rate						5.95%
Kent EB-5 LLC loan due on August 20, 2020 at 5.95% per annum [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[4]					$ 5,000,000	5,000,000
Maturity date						Aug. 20, 2020
Stated rate						5.95%
Kent EB-5 LLC loan due on October 1, 2020 at 5.95% per annum [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[4]					$ 10,000,000	10,000,000
Maturity date						Oct. 01, 2020
Stated rate						5.95%
Kent EB-5 LLC loan due on November 23, 2020 at 5.95% per annum [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[4]					$ 10,000,000	10,000,000
Maturity date						Nov. 23, 2020
Stated rate						5.95%
Kent EB-5 LLC loan due on March 15, 2021 at 5.95% per annum [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[4]					$ 9,500,000	9,500,000
Maturity date						Mar. 15, 2021
Stated rate						5.95%
Kent EB-5 LLC loan due on September 12, 2021 at 5.95% per annum [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[4]					$ 500,000	500,000
Maturity date						Sep. 12, 2021
Stated rate						5.95%
Ozarks loan due on July 13, 2017 at 4.50% plus 1 month LIBOR per annum [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[1]						$ 26,636,117
Maturity date						Jul. 13, 2017
Stated rate						4.50%
Ozarks loan due on March 24, 2020 at 4.50% plus 1 month LIBOR per annum [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[5]					$ 21,416,962
Maturity date						Mar. 24, 2020
Stated rate						4.50%

[1]	These loans were paid in full during first half year of 2017.
[2]	Pursuant to the agreements with Ping An Trust Co., Ltd., this other long-term debt is secured by the Group’s 100% equity interest of Changsha Wanzhuo.
[3]	Pursuant to the agreements with Ping An Trust Co., Ltd., which is the non-controlling shareholder of Ruihao Rongtong, this other long-term debt is secured by the Group’s 65% equity interest in Ruihao Rongtong and the Group’s land use rights with net book value of US$85,962,895 (December 31, 2016: nil)
[4]	Pursuant to the agreements with Kent EB-5 LLC, this other long-term debt amounting to US$60 million in total, is denominated in US$ with maturity dates that vary from January 23, 2020 to September 12, 2021.
[5]	Pursuant to the agreements with Bank of Ozarks (“Ozarks”), Hudson 888 Owner LLC has agreed to provide security in the form of mortgages and assignment of leases and rents. In addition, XIN Development Group International Inc., agreed to, jointly and severally, provide a number of guarantees, including carve out guaranty, completion guaranty, repayment guaranty and carry guaranty to Ozarks and its successors in relation to the mortgaged property, liabilities of and/or payments to Ozarks.